INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 11 — INCOME TAXES

The tax effects of significant items comprising the Company’s deferred taxes as of December 31 are as follows:

	December 31,
	2024	2023
Deferred Tax Assets
Reserves	$88,630	$74,283
Deferred Wages	88,795	93,745
Lease Liability	894,703	1,005,696
Net Operating Loss Carryforwards	14,036,687	11,250,985
Credit Carryforwards	191,979	164,796
Fixed Asset Basis	996,625	1,016,323
Restricted Stock Units	1,110,471	—
Other Carryforwards	124,945	55,584
Total Deferred Tax Assets	17,532,835	13,661,412
Less: Valuation Allowance	(13,444,812)	(10,309,361)
Deferred Tax Liabilities
Investment in Flavored Bourbon LLC	(3,242,634)	(2,511,373)
Right-of-Use Assets	(749,791)	(840,677)
Intangible Assets	(95,598)	—
Total Deferred Tax Liabilities	(4,088,023)	(3,352,050)
Net Deferred Tax Assets	$—	$—

ASC 740 requires that the tax benefit of net operating losses, temporary differences and credit carryforwards be recorded as an asset to the extent that management assesses that realization is “more likely than not.” Realization of the future tax benefits is dependent on the Company’s ability to generate sufficient taxable income within the carryforward period. Because of the Company’s recent history of operating losses, management believes that recognition of the deferred tax assets arising from the above-mentioned future tax benefits is currently not likely to be realized and, accordingly, has provided a valuation allowance. The change in the valuation allowance for the period ended December 31, 2024 was an increase of $3,135,451 and change in the valuation allowance for the period ended December 31, 2023 was an increase of $2,879,551.

At December 31, 2024 and 2023, the Company has federal net operating loss carryforwards of $61,234,307 and $49,287,572, respectively, which have an indefinite carryforward period. Under Sections 382 and 383 of the Code, substantial changes in the Company’s ownership may limit the amount of net operating loss and research that could be used annually in the future to offset taxable income. The tax benefits related to future utilization of federal net operating loss carryforwards, credit carryovers, tax credits, and other deferred tax assets may be limited or lost if the cumulative changes in ownership exceeds 50% within any three-year period. The Company has not completed a formal Section 382/383 analysis under the Code regarding the limitation of net operating loss and tax credit carryforwards. If a change in ownership were to have occurred, the annual limitation may result in a reduction of available tax attributes in a given tax year.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. Due to its operating loss carryforward, the U.S. federal statute of limitations remains open for 2019 and onward. The Company has no ongoing or recently closed income tax examinations. The Company recognizes tax benefits from an uncertain position only if it is more likely than not that the position is sustainable, based on its technical merits. Interest and penalties related to uncertain tax positions are classified as income tax expense.

Heritage Distilling Holding Company, Inc.

Notes to Consolidated Financial Statements

NOTE 11 — INCOME TAXES (cont.)

For the years ended December 31, 2024 and 2023, the Company’s income tax provision consisted of current state taxes of $9,150 and $472, respectively. and federal and other $0 for both years.

The effective tax rate of the Company’s provision (benefit) for income taxes differs from the federal statutory rate as follows:

	For the Years Ended December 31,
	2024	2023
Effective Tax Rate Reconciliation
Statutory Rate	21.00%	21.00%
State Taxes	(32.56)%	0.72%
Change in Fair Value of Warrants and Convertible Notes	(430.87)%	(13.13)%
Change in Valuation Allowance	453.62%	(7.83)%
Prior Year State Tax True-ups	(10.52)%	0.00%
Officers Life Insurance	1.65%	0.00%
Permanent Items - Other	3.85%	(0.13)%
Tax Credits	(3.78)%	0.00%
True-ups/Other	(1.12)%	(0.64)%
Total	1.27%	0.00%

The expense from and provision for income taxes differs from the amount computed by applying the statutory federal income tax rate of 21% to earnings before taxes, primarily because of the change in fair value of warrant and convertible notes, change in valuation allowance, incentive stock options / restricted stock units, other nondeductible items, state taxes, fair value adjustments, federal tax credits, and true-up adjustments.